Restructuring Impairments and Other Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 9,900	$ 12,000
Selling, general and administrative expenses	1,143,106	1,144,890	$ 1,148,731
Restructuring Reserve, Accrual Adjustment	3,041	2,337
Settlements of legal matters and an impairment of an intangible asset	1,200
Settlements of legal matters and impairment of long-term assets		1,400	7,900
Restructuring Orthodontic Plan
Restructuring Cost and Reserve [Line Items]
Selling, general and administrative expenses			17,800
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	929	8
Restructuring Prior Year Plans - 2010 and 2009
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ 3,000	2,300	800
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 2,400	$ 5,200